Segment information (Tables)	12 Months Ended
Dec. 31, 2011
Segment information
Schedule of Group's net revenue generated from different geographic locations

	Year Ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
China	2,789,798	6,010,415	5,546,700
Outside China:
Germany	396,922	2,126,975	2,110,751
Rest of the world	591,833	3,623,390	3,075,403
Total outside China	988,755	5,750,365	5,186,154
Total net revenue	3,778,553	11,760,780	10,732,854

Schedule of Group's long-lived fixed assets by geographic locations

	As of December 31,
	2009	2010	2011
	RMB	RMB	RMB
China	1,626,247	3,170,721	5,099,208
Korea*	98,195	—	—
Total long-lived fixed assets	1,724,442	3,170,721	5,099,208

*                 Korea assets consist of 3MW solar power plant, the amount of which is included in assets of discontinued operations in 2010 (Note 22).